                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837

                           --------------------------

                          THE SELECT SECTOR SPDR TRUST
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET

                           BOSTON, MASSACHUSETTS 02111
         --------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


(Name and Address of Agent for Service)                        Copy to:
Ryan M. Louvar, Esq.                                    Stuart Strauss, Esq.
State Street Bank and Trust Company                     Clifford Chance US LLP
One Lincoln Street                                      31 West 52nd Street
Boston, MA 02111                                        New York, New York 10019


Registrant's telephone number, including area code:  (303) 623-2577
                                                     --------------

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 2.6%
Goodyear Tire & Rubber Co.
  (a)........................        155,681   $  4,393,318
Johnson Controls, Inc. ......        385,916     13,908,412
                                               ------------
                                                 18,301,730
                                               ------------
AUTOMOBILES -- 3.6%

Ford Motor Co. (a)...........      1,370,904      9,226,184
General Motors Corp. ........        367,737      9,152,974
Harley-Davidson, Inc. .......        156,811      7,324,642
                                               ------------
                                                 25,703,800
                                               ------------

DISTRIBUTORS -- 0.7%
Genuine Parts Co. ...........        108,980      5,045,774
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 1.4%
Apollo Group, Inc. (Class A)
  (a)........................         88,778      6,227,777
H&R Block, Inc. .............        212,151      3,939,644
                                               ------------
                                                 10,167,421
                                               ------------
HOTELS RESTAURANTS & LEISURE -- 16.8%

Carnival Corp. ..............        283,776     12,625,194
Darden Restaurants, Inc. ....         92,530      2,564,006
Harrah's Entertainment,
  Inc. ......................        121,831     10,812,501
International Game
  Technology.................        204,846      8,998,885
Marriott International, Inc.
  (Class A)..................        202,984      6,937,993
McDonald's Corp. ............        768,863     45,293,720
Starbucks Corp. (a)..........        474,510      9,713,220
Starwood Hotels & Resorts
  Worldwide, Inc. ...........        129,942      5,721,346
Wendy's International,
  Inc. ......................         56,863      1,469,340
Wyndham Worldwide Corp. .....        115,935      2,731,429
Yum! Brands, Inc. ...........        330,474     12,647,240
                                               ------------
                                                119,514,874
                                               ------------

HOUSEHOLD DURABLES -- 5.2%

Black & Decker Corp. ........         40,571      2,825,770
Centex Corp. ................         79,186      2,000,238
D.R. Horton, Inc. ...........        180,366      2,375,420
Fortune Brands, Inc. ........         99,226      7,179,993
Harman International
  Industries, Inc. ..........         39,452      2,908,007
KB HOME......................         50,277      1,085,983
Leggett & Platt, Inc. .......        111,631      1,946,845
Lennar Corp. (Class A).......         91,012      1,628,205
Newell Rubbermaid, Inc. .....        181,851      4,706,304
Pulte Homes, Inc. ...........        138,656      1,461,434
Snap-on, Inc. ...............         37,704      1,818,841
The Stanley Works............         5,3614      2,599,207
Whirlpool Corp. .............         50,212      4,098,806
                                               ------------
                                                 36,635,053
                                               ------------

INTERNET & CATALOG RETAIL -- 3.7%

Amazon.com, Inc. (a).........        199,705     18,500,671
Expedia, Inc. (a)............        135,066      4,270,787
IAC/InterActiveCorp (a)......        119,598      3,219,578
                                               ------------
                                                 25,991,036
                                               ------------

LEISURE EQUIPMENT & PRODUCTS -- 1.7%

Brunswick Corp. .............         57,562        981,432
Eastman Kodak Co. ...........        187,822      4,107,667
Hasbro, Inc. ................         95,837      2,451,510
Mattel, Inc. ................        239,415      4,558,462
                                               ------------
                                                 12,099,071
                                               ------------

MEDIA -- 33.1%

CBS Corp. (Class B)..........        445,152     12,130,392
Clear Channel Communications,
  Inc. ......................        323,519     11,167,876
Comcast Corp. (Class A) (a)..      1,997,633     36,476,779
DIRECTV Group, Inc. (a)......        466,456     10,784,463
E.W. Scripps Co. (Class A)...         58,269      2,622,688
Gannett Co., Inc. ...........        150,707      5,877,573
Interpublic Group of Cos.,
  Inc. (a)...................        307,616      2,494,766
McGraw-Hill Cos., Inc. ......        213,777      9,365,570
Meredith Corp. ..............         24,881      1,367,957
New York Times Co. (Class
  A).........................         93,880      1,645,716
News Corp. (Class A).........      1,503,646     30,809,707
Omnicom Group, Inc. .........        212,421     10,096,370
The Walt Disney Co. .........      1,237,332     39,941,077
Time Warner, Inc. ...........      2,349,554     38,791,136
Viacom, Inc. (Class B) (a)...        426,449     18,729,640
Washington Post Co. (Class
  B).........................          3,800      3,007,434
                                               ------------
                                                235,309,144
                                               ------------

MULTILINE RETAIL -- 8.8%

Big Lots, Inc. (a)...........         58,283        931,945
Dillard's, Inc. (Class A)....         37,792        709,734
Family Dollar Stores, Inc. ..         92,415      1,777,140
J.C. Penney Co., Inc. .......        144,022      6,335,528
Kohl's Corp. (a).............        203,732      9,330,926
Macy's, Inc. ................        281,214      7,275,006
Nordstrom, Inc. .............        122,024      4,481,941
Sears Holdings Corp. (a).....         47,379      4,835,027
Target Corp. ................        540,028     27,001,400
                                               ------------
                                                 62,678,647
                                               ------------

SPECIALTY RETAIL -- 17.8%

Abercrombie & Fitch Co.
  (Class A)..................         55,893      4,469,763
AutoNation, Inc. (a).........         89,480      1,401,257
AutoZone, Inc. (a)...........         28,612      3,430,865
Bed Bath & Beyond, Inc. (a)..        171,941      5,053,346
Best Buy Co., Inc. ..........        227,982     12,003,252
Circuit City Stores, Inc. ...        109,008        457,834
GameStop Corp. (Class A)
  (a)........................        103,264      6,413,727
Gap, Inc. ...................        302,457      6,436,285
Home Depot, Inc. ............      1,096,939     29,551,537
Limited Brands, Inc. ........        201,645      3,817,140
Lowe's Cos., Inc. ...........        950,591     21,502,368
Office Depot, Inc. (a).......        178,077      2,477,051
OfficeMax, Inc. .............         48,891      1,010,088
RadioShack Corp. ............         86,506      1,458,491
Sherwin-Williams Co. ........         67,706      3,929,656
Staples, Inc. ...............        459,420     10,598,819
Tiffany & Co. ...............         88,016      4,051,377
TJX Cos., Inc. ..............        283,889      8,156,131
                                               ------------
                                                126,218,987
                                               ------------

TEXTILES, APPAREL & LUXURY GOODS -- 4.5%

Coach, Inc. (a)..............        239,075      7,310,914
Jones Apparel Group, Inc. ...         55,422        886,198
Liz Claiborne, Inc. .........         65,347      1,329,811
NIKE, Inc. (Class B).........        249,595     16,033,983
Polo Ralph Lauren Corp. .....         38,151      2,357,350
V.F. Corp. ..................         57,126      3,922,271
                                               ------------
                                                 31,840,527
                                               ------------

TOTAL COMMON STOCKS --
  (Cost $859,507,769)........                   709,506,064
                                               ------------

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio
  (Cost $4,394,804)..........      4,394,804   $  4,394,804
                                               ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $863,902,573)........                   713,900,868
OTHER ASSETS AND
  LIABILITIES -- (0.5)%......                    (3,256,239)
                                               ------------
NET ASSETS -- 100.0%.........                  $710,644,629
                                               ============




   (a) Non-income producing security

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.7%
BEVERAGES -- 17.0%
Anheuser-Busch Cos., Inc. ..       1,326,006   $   69,403,154
Brown-Forman Corp. (Class
  B)........................         208,526       15,453,862
Coca-Cola Co. ..............       1,950,459      119,699,669
Coca-Cola Enterprises,
  Inc. .....................         690,306       17,968,665
Constellation Brands, Inc.
  (Class A) (a).............         493,362       11,663,078
Molson Coors Brewing Co.
  (Class B).................         386,820       19,967,648
Pepsi Bottling Group,
  Inc. .....................         387,560       15,293,117
PepsiCo, Inc. ..............       1,358,312      103,095,881
                                               --------------
                                                  372,545,074
                                               --------------
FOOD & STAPLES RETAILING -- 25.4%

Costco Wholesale Corp. .....         808,581       56,406,611
CVS Caremark Corp. .........       2,775,630      110,331,293
Kroger Co. .................       1,362,197       36,384,282
Safeway, Inc. ..............         923,778       31,602,445
SUPERVALU, Inc. ............         563,234       21,132,540
Sysco Corp. ................       1,157,963       36,140,025
Wal-Mart Stores, Inc. ......       3,961,882      188,308,251
Walgreen Co. ...............       1,760,252       67,030,396
Whole Foods Market, Inc. ...         233,176        9,513,581
                                               --------------
                                                  556,849,424
                                               --------------

FOOD PRODUCTS -- 17.1%

Archer-Daniels-Midland
  Co. ......................       1,249,301       58,005,045
Campbell Soup Co. ..........         550,241       19,660,111
ConAgra Foods, Inc. ........       1,021,948       24,312,143
Dean Foods Co. .............         214,316        5,542,212
General Mills, Inc. ........         649,968       37,048,176
H.J. Heinz Co. .............         655,818       30,613,584
Hershey Co. ................         355,128       13,992,043
Kellogg Co. ................         548,194       28,741,811
Kraft Foods, Inc. (Class
  A)........................       2,594,217       84,649,301
McCormick & Co., Inc. ......         354,504       13,439,247
Sara Lee Corp. .............       1,428,895       22,948,054
Tyson Foods, Inc. (Class
  A)........................         734,184       11,255,041
Wm. Wrigley Jr., Co. .......         442,577       25,912,883
                                               --------------
                                                  376,119,651
                                               --------------

HOUSEHOLD PRODUCTS -- 24.1%

Clorox Co. .................         300,880       19,608,349
Colgate-Palmolive Co. ......         931,626       72,629,563
Kimberly-Clark Corp. .......         776,785       53,862,272
Procter & Gamble Co. .......       5,207,366      382,324,812
                                               --------------
                                                  528,424,996
                                               --------------

PERSONAL PRODUCTS -- 1.9%

Avon Products, Inc. ........         862,741       34,104,152
Estee Lauder Cos., Inc.
  (Class A).................         191,514        8,351,925
                                               --------------
                                                   42,456,077
                                               --------------

TOBACCO -- 14.2%

Altria Group, Inc. .........       3,531,776      266,931,630
Reynolds American, Inc. ....         378,801       24,985,714
UST, Inc. ..................         366,103       20,062,445
                                               --------------
                                                  311,979,789
                                               --------------

TOTAL COMMON STOCKS --
  (Cost $2,147,492,465).....                    2,188,375,011
                                               --------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio
  (Cost $12,024,810)........      12,024,810       12,024,810
                                               --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $2,159,517,275).....                    2,200,399,821
OTHER ASSETS AND LIABILITIES
  -- (0.3)%.................                       (5,718,027)
                                               --------------
NET ASSETS -- 100.0%........                   $2,194,681,794
                                               ==============




   (a) Non-income producing security

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 100.0%
ENERGY EQUIPMENT & SERVICES -- 22.3%
Baker Hughes, Inc. .........       1,773,553   $  143,835,148
BJ Services Co. ............       2,167,527       52,584,205
ENSCO International, Inc. ..         634,636       37,836,998
Halliburton Co. ............       4,648,490      176,224,256
Nabors Industries, Ltd.
  (a).......................       2,046,219       56,045,938
National-Oilwell Varco, Inc.
  (a).......................       2,487,095      182,701,999
Noble Corp. ................       1,973,956      111,548,254
Rowan Cos., Inc. ...........       1,334,700       52,667,262
Schlumberger, Ltd. .........       3,754,125      369,293,276
Smith International, Inc. ..         876,859       64,756,037
Transocean, Inc. ...........       1,759,871      251,925,534
Weatherford International,
  Ltd. (a)..................       2,107,383      144,566,474
                                               --------------
                                                1,643,985,381
                                               --------------
OIL, GAS & CONSUMABLE FUELS -- 77.7%

Anadarko Petroleum Corp. ...       2,661,432      174,829,468
Apache Corp. ...............       1,871,716      201,284,339
Chesapeake Energy Corp. ....       3,093,111      121,249,951
Chevron Corp. ..............       9,580,880      894,183,530
ConocoPhillips..............       7,372,944      651,030,955
CONSOL Energy, Inc. ........       1,641,005      117,364,678
Devon Energy Corp. .........       2,378,667      211,487,283
El Paso Corp. ..............       5,039,652       86,883,601
EOG Resources, Inc. ........       1,490,576      133,033,908
Exxon Mobil Corp. ..........      15,417,051    1,444,423,508
Hess Corp. .................       1,948,084      196,483,752
Marathon Oil Corp. .........       3,803,604      231,487,339
Murphy Oil Corp. ...........       1,394,243      118,287,576
Noble Energy, Inc. .........         751,302       59,743,535
Occidental Petroleum
  Corp. ....................       4,163,442      320,543,400
Peabody Energy Corp. .......       1,160,831       71,553,623
Range Resources Corp. ......         653,008       33,538,491
Spectra Energy Corp. .......       2,765,877       71,414,944
Sunoco, Inc. ...............         896,276       64,926,233
Tesoro Corp. ...............         601,376       28,685,635
Valero Energy Corp. ........       2,876,259      201,424,418
Williams Cos., Inc. ........       3,726,001      133,316,316
XTO Energy, Inc. ...........       2,957,456      151,894,915
                                               --------------
                                                5,719,071,398
                                               --------------

TOTAL COMMON STOCKS --
  (Cost $7,280,940,312).....                    7,363,056,779
                                               --------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $12,378,401)........      12,378,401       12,378,401
                                               --------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $7,293,318,713).....                    7,375,435,180
OTHER ASSETS AND LIABILITIES
  -- (0.2)%.................                      (11,221,850)
                                               --------------
NET ASSETS -- 100.0%........                   $7,364,213,330
                                               ==============




   (a) Non-income producing security

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.8%
CAPITAL MARKETS -- 19.0%
American Capital Strategies,
  Ltd. .....................         437,502   $   14,420,066
Ameriprise Financial,
  Inc. .....................         529,162       29,162,118
Bank of New York Mellon
  Corp. ....................       2,598,428      126,699,349
Bear Stearns Cos., Inc. ....         263,480       23,252,110
Charles Schwab Corp. .......       2,137,463       54,612,180
E*TRADE Financial Corp.
  (a).......................         966,974        3,432,758
Federated Investors, Inc.
  (Class B).................         197,282        8,120,127
Franklin Resources, Inc. ...         369,076       42,233,367
Goldman Sachs Group, Inc. ..         907,445      195,146,047
Janus Capital Group, Inc. ..         350,084       11,500,259
Legg Mason, Inc. ...........         306,401       22,413,233
Lehman Brothers Holdings,
  Inc. .....................       1,209,587       79,155,373
Merrill Lynch & Co., Inc. ..       1,953,465      104,862,001
Morgan Stanley..............       2,421,684      128,615,637
Northern Trust Corp. .......         436,666       33,439,882
State Street Corp. (b)......         881,302       71,561,723
T. Rowe Price Group, Inc. ..         602,488       36,679,470
                                               --------------
                                                  985,305,700
                                               --------------
COMMERCIAL BANKS -- 16.9%

BB&T Corp. .................       1,253,804       38,454,169
Comerica, Inc. .............         344,611       15,000,917
Commerce Bancorp, Inc. .....         444,610       16,957,425
Fifth Third Bancorp.........       1,215,413       30,543,329
First Horizon National
  Corp. ....................         288,409        5,234,623
Huntington Bancshares,
  Inc. .....................         834,932       12,323,596
KeyCorp. ...................         887,127       20,803,128
M & T Bank Corp. ...........         170,579       13,914,129
Marshall & Ilsley Corp. ....         587,221       15,549,612
National City Corp. ........       1,445,875       23,799,103
PNC Financial Services
  Group, Inc. ..............         797,667       52,366,839
Regions Financial Corp. ....       1,586,086       37,510,934
SunTrust Banks, Inc. .......         797,005       49,804,842
U.S. Bancorp................       3,940,092      125,058,520
Wachovia Corp. .............       4,507,865      171,434,106
Wells Fargo & Co. ..........       7,700,050      232,464,509
Zions Bancorp...............         246,506       11,509,365
                                               --------------
                                                  872,729,146
                                               --------------

CONSUMER FINANCE -- 4.3%

American Express Co. .......       2,668,538      138,817,347
Capital One Financial
  Corp. ....................         891,741       42,143,680
Discover Financial
  Services..................       1,089,766       16,433,671
SLM Corp. ..................       1,176,889       23,702,544
                                               --------------
                                                  221,097,242
                                               --------------

DIVERSIFIED FINANCIAL SERVICES -- 25.2%

Bank of America Corp. ......      10,127,923      417,878,103
CIT Group, Inc. ............         432,810       10,400,425
Citigroup, Inc. ............      11,392,087      335,383,041
CME Group, Inc. ............         124,959       85,721,874
IntercontinentalExchange,
  Inc. (a)..................         158,754       30,560,145
JPMorgan Chase & Co. .......       7,665,092      334,581,266
Leucadia National Corp. ....         385,872       18,174,571
Moody's Corp. ..............         489,383       17,470,973
NYSE Euronext...............         604,708       53,075,221
                                               --------------
                                                1,303,245,619
                                               --------------

INSURANCE -- 24.4%

ACE, Ltd. ..................         752,038       46,460,908
AFLAC, Inc. ................       1,113,214       69,720,593
Allstate Corp. .............       1,302,410       68,024,874
Ambac Financial Group,
  Inc. .....................         231,680        5,970,394
American International
  Group, Inc. ..............       5,787,557      337,414,573
Aon Corp. ..................         669,964       31,950,583
Assurant, Inc. .............         217,898       14,577,376
Chubb Corp. ................         875,820       47,802,256
Cincinnati Financial
  Corp. ....................         378,800       14,977,752
Genworth Financial, Inc.
  (Class A).................       1,000,904       25,473,007
Hartford Financial Servi-
  ces Group, Inc............         716,210       62,446,350
Lincoln National Corp. .....         614,445       35,772,988
Loews Corp. ................       1,003,083       50,495,198
Marsh & McLennan Cos.,
  Inc. .....................       1,186,914       31,417,613
MBIA, Inc. .................         286,508        5,337,644
MetLife, Inc. ..............       1,690,051      104,140,943
Principal Financial Group,
  Inc. .....................         596,931       41,092,730
Progressive Corp. ..........       1,592,949       30,520,903
Prudential Financial,
  Inc. .....................       1,035,976       96,387,207
SAFECO Corp. ...............         215,832       12,017,526
Torchmark Corp. ............         210,342       12,732,001
Travelers Cos., Inc. .......       1,471,678       79,176,276
Unum Group..................         823,364       19,587,829
XL Capital, Ltd. (Class A)..         406,722       20,462,184
                                               --------------
                                                1,263,959,708
                                               --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.7%

Apartment Investment &
  Management Co. (Class A)..         218,046        7,572,738
AvalonBay Communities,
  Inc. .....................         179,637       16,911,027
Boston Properties, Inc. ....         272,140       24,985,173
Developers Diversified
  Realty Corp. .............         280,396       10,736,363
Equity Residential
  Properties Trust..........         618,601       22,560,378
General Growth Properties,
  Inc. .....................         556,355       22,910,699
Host Hotels & Resorts,
  Inc. .....................       1,192,122       20,313,759
Kimco Realty Corp. .........         576,687       20,991,407
Plum Creek Timber Co.,
  Inc. .....................         393,041       18,095,608
ProLogis....................         587,675       37,246,841
Public Storage, Inc. .......         284,172       20,861,067
Simon Property Group,
  Inc. .....................         508,902       44,203,228
Vornado Realty Trust........         305,750       26,890,712
                                               --------------
                                                  294,279,000
                                               --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc.
  (Class A) (a).............         451,628        9,732,583
                                               --------------
THRIFTS & MORTGAGE FINANCE -- 4.1%

Countrywide Financial
  Corp. ....................       1,320,599       11,806,155
Fannie Mae..................       2,232,146       89,241,197
Freddie Mac.................       1,509,619       51,432,719
Hudson City Bancorp, Inc. ..       1,187,499       17,836,235
MGIC Investment Corp. ......         186,648        4,186,515
Sovereign Bancorp, Inc. ....         822,424        9,375,634
Washington Mutual, Inc. ....       1,982,356       26,979,866
                                               --------------

                                                  210,858,321
                                               --------------

TOTAL COMMON STOCKS --
  (Cost $5,764,758,812).....                    5,161,207,319
                                               --------------
SHORT TERM INVESTMENTS -- 0.9%
MONEY MARKET FUND -- 0.9%
STIC Prime Portfolio
  (Cost $48,884,352)........      48,884,352       48,884,352
                                               --------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $5,813,643,164).....                    5,210,091,671
OTHER ASSETS AND LIABILITIES
  -- (0.7)%.................                      (37,557,920)
                                               --------------

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------

NET ASSETS -- 100.0%........                   $5,172,533,751
                                               ==============




(a) Non-income producing security
(b) Affiliated Issuer. See table below for more information.



                                                       SHARES PURCHASED FOR     SHARES SOLD FOR     NUMBER OF
SECURITY                           NUMBER OF SHARES      THE THREE MONTHS      THE THREE MONTHS    SHARES HELD
DESCRIPTION                         HELD AT 9/30/07       ENDED 12/31/07        ENDED 12/31/07     AT 12/31/07
-----------                        ----------------    --------------------    ----------------    -----------
State Street Corp.                      411,771              2,166,603             1,697,072         881,302
(Cost $69,891,541)



                                                         REALIZED GAIN (LOSS)
                                   INCOME EARNED FOR    ON SHARES SOLD DURING       DIVIDEND
SECURITY                            THE THREE MONTHS       THE THREE MONTHS        RECEIVABLE
DESCRIPTION                          ENDED 12/31/07         ENDED 12/31/07        AT 12/31/07
-----------                        -----------------    ---------------------     -----------
State Street Corp.                      $205,850              $2,925,984            $205,850

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 9.6%
Amgen, Inc. (a).............       1,708,352   $   79,335,867
Biogen Idec, Inc. (a).......         471,105       26,815,296
Celgene Corp. (a)...........         606,033       28,004,785
Genzyme Corp. (a)...........         428,293       31,882,131
Gilead Sciences, Inc. (a)...       1,461,980       67,265,700
                                               --------------
                                                  233,303,779
                                               --------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 14.6%
Baxter International,
  Inc. .....................       1,010,588       58,664,634
Becton, Dickinson & Co. ....         393,242       32,867,167
Boston Scientific Corp.
  (a).......................       2,127,378       24,741,406
C.R. Bard, Inc. ............         171,800       16,286,640
Covidien, Ltd. .............         782,013       34,635,356
Hospira, Inc. (a)...........         243,988       10,403,648
Medtronic, Inc. ............       1,784,105       89,686,958
St. Jude Medical, Inc. (a)..         551,784       22,424,502
Stryker Corp. ..............         380,139       28,403,986
Varian Medical Systems, Inc.
  (a).......................         196,838       10,267,070
Zimmer Holdings, Inc. (a)...         374,442       24,769,338
                                               --------------
                                                  353,150,705
                                               --------------


HEALTH CARE PROVIDERS & SERVICES -- 20.4%
Aetna, Inc. ................         807,156       46,597,116
AmerisourceBergen Corp. ....         271,967       12,203,159
Cardinal Health, Inc. ......         574,458       33,174,950
CIGNA Corp. ................         456,584       24,532,258
Coventry Health Care, Inc.
  (a).......................         243,754       14,442,425
Express Scripts, Inc. (a)...         416,762       30,423,626
Humana, Inc. (a)............         285,965       21,536,024
Laboratory Corp. of America
  Holdings (a)..............         182,508       13,784,829
McKesson Corp. .............         468,096       30,664,969
Medco Health Solutions, Inc.
  (a).......................         432,090       43,813,926
Patterson Cos., Inc. (a)....         217,582        7,386,909
Quest Diagnostics, Inc. ....         252,022       13,331,964
Tenet Healthcare Corp. (a)..         757,905        3,850,157
UnitedHealth Group, Inc. ...       2,045,892      119,070,914
WellPoint, Inc. (a).........         921,220       80,818,631
                                               --------------
                                                  495,631,857
                                               --------------

HEALTH CARE TECHNOLOGY -- 0.3%
IMS Health, Inc. ...........         316,879        7,300,892
                                               --------------

LIFE SCIENCES TOOLS & SERVICES -- 3.0%
Applera Corp. -- Applied
  Biosystems Group..........         280,797        9,524,634
Millipore Corp. (a).........          94,518        6,916,827
PerkinElmer, Inc. ..........         188,861        4,914,163
Thermo Electron Corp. (a)...         665,579       38,390,597
Waters Corp. (a)............         155,581       12,301,790
                                               --------------
                                                   72,048,011
                                               --------------


PHARMACEUTICALS -- 52.0%
Abbott Laboratories.........       2,057,297      115,517,227
Allergan, Inc. .............         493,045       31,673,211
Barr Pharmaceuticals, Inc.
  (a).......................         166,399        8,835,787
Bristol-Myers Squibb Co. ...       3,123,373       82,831,852
Eli Lilly & Co. ............       1,550,011       82,755,087
Forest Laboratories, Inc.
  (a).......................         499,148       18,193,945
Johnson & Johnson...........       4,494,531      299,785,218
King Pharmaceuticals, Inc.
  (a).......................         405,410        4,151,398
Merck & Co., Inc. ..........       3,418,592      198,654,381
Mylan Laboratories, Inc. ...         470,857        6,620,249
Pfizer, Inc. ...............      10,726,339      243,809,685
Schering-Plough Corp. ......       2,571,788       68,512,432
Watson Pharmaceuticals, Inc.
  (a).......................         167,376        4,542,585
Wyeth.......................       2,109,730       93,228,969
                                               --------------
                                                1,259,112,026
                                               --------------

TOTAL COMMON STOCKS --
  (Cost $2,530,773,025).....                    2,420,547,270
                                               --------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio
  (Cost $11,170,028)........      11,170,028       11,170,028
                                               --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $2,541,943,053).....                    2,431,717,298
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.....                       (8,176,087)
                                               --------------
NET ASSETS -- 100.0%........                   $2,423,541,211
                                               ==============




   (a) Non-income producing security

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 26.0%
Boeing Co. .................        874,138   $   76,452,110
General Dynamics Corp. .....        472,589       42,055,695
Goodrich Corp. .............        207,009       14,616,906
Honeywell International,
  Inc. .....................        850,768       52,381,786
L-3 Communications Holdings,
  Inc. .....................        135,282       14,331,775
Lockheed Martin Corp. ......        397,013       41,789,588
Northrop Grumman Corp. .....        394,729       31,041,489
Precision Castparts Corp. ..        149,132       20,684,608
Raytheon Co. ...............        507,272       30,791,410
Rockwell Collins, Inc. .....        227,334       16,361,228
United Technologies Corp. ..      1,108,994       84,882,401
                                              --------------
                                                 425,388,996
                                              --------------

AIR FREIGHT & LOGISTICS -- 8.2%
C.H. Robinson Worldwide,
  Inc. .....................        183,265        9,918,302
Expeditors International of
  Washington, Inc. .........        228,594       10,213,580
FedEx Corp. ................        358,126       31,934,096
United Parcel Service, Inc.
  (Class B).................      1,155,331       81,705,008
                                              --------------
                                                 133,770,986
                                              --------------


AIRLINES -- 0.6%
Southwest Airlines Co. .....        869,036       10,602,239
                                              --------------


BUILDING PRODUCTS -- 1.2%
Masco Corp. ................        443,253        9,578,697
Trane, Inc. ................        229,849       10,736,247
                                              --------------
                                                  20,314,944
                                              --------------


COMMERCIAL SERVICES & SUPPLIES -- 5.0%
Allied Waste Industries,
  Inc. (a)..................        493,839        5,442,106
Avery Dennison Corp. .......        141,417        7,514,899
Cintas Corp. ...............        174,742        5,874,826
Equifax, Inc. ..............        193,664        7,041,623
Monster Worldwide, Inc.
  (a).......................        224,896        7,286,631
Pitney Bowes, Inc. .........        268,482       10,213,055
R.R. Donnelley & Sons Co. ..        335,786       12,672,564
Robert Half International,
  Inc. .....................        245,925        6,649,812
Waste Management, Inc. .....        598,972       19,568,415
                                              --------------
                                                  82,263,931
                                              --------------


CONSTRUCTION & ENGINEERING -- 2.0%
Fluor Corp. ................        138,908       20,241,674
Jacobs Engineering Group,
  Inc. (a)..................        130,489       12,476,053
                                              --------------
                                                  32,717,727
                                              --------------


ELECTRICAL EQUIPMENT -- 4.8%
Cooper Industries, Ltd.
  (Class A).................        260,483       13,774,341
Emerson Electric Co. .......        900,115       51,000,516
Rockwell Automation, Inc. ..        208,470       14,376,091
                                              --------------
                                                  79,150,948
                                              --------------

INDUSTRIAL CONGLOMERATES -- 25.1%
3M Co. .....................        789,757       66,592,310
General Electric Co. .......      8,077,155      299,420,136
Textron, Inc. ..............        334,708       23,864,680
Tyco International, Ltd. ...        533,658       21,159,540
                                              --------------
                                                 411,036,666
                                              --------------

MACHINERY -- 18.8%
Caterpillar, Inc. ..........        732,427       53,144,903
Cummins, Inc. ..............        203,159       25,876,362
Danaher Corp. ..............        307,062       26,941,620
Deere & Co. ................        535,018       49,820,876
Dover Corp. ................        259,648       11,967,176
Eaton Corp. ................        193,410       18,751,100
Illinois Tool Works, Inc. ..        474,478       25,403,552
Ingersoll-Rand Co., Ltd.
  (Class A).................        341,328       15,861,512
ITT Corp. ..................        237,936       15,713,294
Manitowoc Co., Inc. ........        140,180        6,844,989
PACCAR, Inc. ...............        462,645       25,204,900
Pall Corp. .................        192,756        7,771,922
Parker-Hannifin Corp. ......        229,075       17,251,638
Terex Corp. (a).............        109,306        7,167,194
                                              --------------
                                                 307,721,038
                                              --------------


ROAD & RAIL -- 7.5%
Burlington Northern Santa Fe
  Corp. ....................        362,342       30,157,725
CSX Corp. ..................        547,170       24,064,536
Norfolk Southern Corp. .....        490,937       24,762,862
Ryder System, Inc. .........        113,777        5,348,657
Union Pacific Corp. ........        308,621       38,768,970
                                              --------------
                                                 123,102,750
                                              --------------

TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. ........         95,379        8,347,570
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $1,729,285,504).....                   1,634,417,795
                                              --------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $8,463,423).........      8,463,423        8,463,423
                                              --------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $1,737,748,927).....                   1,642,881,218
OTHER ASSETS AND LIABILITIES
  -- (0.2)%.................                      (3,603,280)
                                              --------------
NET ASSETS -- 100.0%........                  $1,639,277,938
                                              ==============




   (a) Non-income producing security

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------
COMMON STOCKS -- 99.8%
CHEMICALS --  53.6%
Air Products & Chemicals,
  Inc. .....................        682,148   $   67,280,257
Ashland, Inc. ..............        224,838       10,664,066
Dow Chemical Co. ...........      3,189,943      125,747,553
Du Pont (E.I.) de Nemours &
  Co. ......................      3,036,764      133,890,925
Eastman Chemical Co. .......        303,856       18,562,563
Ecolab, Inc. ...............        615,667       31,528,307
Hercules, Inc. .............        486,074        9,405,532
International Flavors &
  Fragrances, Inc. .........        313,696       15,098,188
Monsanto Co. ...............      1,846,994      206,290,760
PPG Industries, Inc. .......        579,381       40,689,928
Praxair, Inc. ..............        760,583       67,471,318
Rohm & Haas Co. ............        445,742       23,655,528
Sigma-Aldrich Corp. ........        472,991       25,825,309
                                              --------------
                                                 776,110,234
                                              --------------

CONSTRUCTION MATERIALS -- 2.1%
Vulcan Materials Co. .......        388,873       30,755,966
                                              --------------


CONTAINERS & PACKAGING -- 3.9%
Ball Corp. .................        380,466       17,120,970
Bemis Co., Inc. ............        409,077       11,200,528
Pactiv Corp. (a)............        510,568       13,596,426
Sealed Air Corp. ...........        626,133       14,488,718
                                              --------------
                                                  56,406,642
                                              --------------

METALS & MINING -- 31.6%
Alcoa, Inc. ................      2,864,839      104,709,865
Allegheny Technologies,
  Inc. .....................        366,537       31,668,797
Freeport-McMoRan Copper &
  Gold, Inc. ...............      1,290,042      132,151,902
Newmont Mining Corp.
  (Holding Co.).............      1,423,862       69,527,181
Nucor Corp. ................      1,003,139       59,405,892
Titanium Metals Corp. ......        332,971        8,807,083
United States Steel Corp. ..        414,713       50,142,949
                                              --------------
                                                 456,413,669
                                              --------------


PAPER & FOREST PRODUCTS -- 8.6%
International Paper Co. ....      1,503,456       48,681,905
MeadWestvaco Corp. .........        682,980       21,377,274
Weyerhaeuser Co. ...........        733,435       54,083,497
                                              --------------
                                                 124,142,676
                                              --------------

TOTAL COMMON STOCKS --
  (Cost $1,559,408,138).....                   1,443,829,187
                                              --------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio
  (Cost $8,294,422).........      8,294,422        8,294,422
                                              --------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $1,567,702,560).....                   1,452,123,609
OTHER ASSETS AND LIABILITIES
  -- (0.4)%.................                      (5,254,672)
                                              --------------
NET ASSETS -- 100.0%........                  $1,446,868,937
                                              ==============




   (a) Non-income producing security

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 12.7%
Ciena Corp. (a).............         121,762   $    4,153,302
Cisco Systems, Inc. (a).....       6,945,313      188,009,623
Corning, Inc. ..............       1,836,732       44,063,201
JDS Uniphase Corp. (a)......         309,592        4,117,573
Juniper Networks, Inc. (a)..         620,278       20,593,229
Motorola, Inc. .............       2,663,267       42,718,803
QUALCOMM, Inc. .............       1,893,238       74,498,915
Tellabs, Inc. (a)...........         620,216        4,056,213
                                               --------------
                                                  382,210,859
                                               --------------

COMPUTERS & PERIPHERALS -- 21.0%
Apple, Inc. (a).............       1,002,321      198,539,744
Dell, Inc. (a)..............       2,597,420       63,662,764
EMC Corp. (a)...............       2,444,120       45,289,544
Hewlett-Packard Co. ........       2,684,528      135,514,973
International Business
  Machines Corp. ...........       1,269,812      137,266,677
Lexmark International, Inc.
  (Class A) (a).............         131,435        4,581,824
Network Appliance, Inc.
  (a).......................         425,113       10,610,820
QLogic Corp. (a)............         212,339        3,015,214
SanDisk Corp. (a)...........         284,035        9,421,441
Sun Microsystems, Inc. (a)..         992,213       17,988,822
Teradata Corp. (a)..........         236,782        6,490,195
                                               --------------
                                                  632,382,018
                                               --------------


DIVERSIFIED TELECOMMUNICATION SERVICES -- 15.6%
AT&T, Inc. .................       6,942,782      288,542,020
CenturyTel, Inc. ...........         145,384        6,027,621
Citizens Communications
  Co. ......................         438,154        5,577,700
Embarq Corp. ...............         190,989        9,459,685
Qwest Communications
  International, Inc. (a)...       1,910,559       13,393,019
Verizon Communications,
  Inc. .....................       3,141,116      137,235,358
Windstream Corp. ...........         608,719        7,925,521
                                               --------------
                                                  468,160,924
                                               --------------


ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Agilent Technologies, Inc.
  (a).......................         463,885       17,043,135
Jabil Circuit, Inc. ........         291,967        4,458,336
Molex, Inc. ................         191,135        5,217,985
Tyco Electronics, Ltd. .....         590,228       21,915,166
                                               --------------
                                                   48,634,622
                                               --------------


INTERNET SOFTWARE & SERVICES -- 9.3%
Akamai Technologies, Inc.
  (a).......................         211,961        7,333,851
eBay, Inc. (a)..............       1,324,775       43,969,282
Google, Inc. (Class A) (a)..         264,968      183,220,073
VeriSign, Inc. (a)..........         273,978       10,304,312
Yahoo!, Inc. (a)............       1,563,251       36,361,218
                                               --------------
                                                  281,188,736
                                               --------------


IT SERVICES -- 4.6%
Affiliated Computer
  Services, Inc. (Class A)
  (a).......................         132,848        5,991,445
Automatic Data Processing,
  Inc. .....................         619,977       27,607,576
Cognizant Technology
  Solutions Corp. (Class A)
  (a).......................         354,705       12,038,688
Computer Sciences Corp.
  (a).......................         214,944       10,633,280
Convergys Corp. (a).........         196,785        3,239,081
Electronic Data Systems
  Corp. ....................         623,670       12,928,679
Fidelity National
  Information Services,
  Inc. .....................         214,296        8,912,570
Fiserv, Inc. (a)............         202,855       11,256,424
Paychex, Inc. ..............         403,208       14,604,194
Total System Services,
  Inc. .....................         226,600        6,344,800
Unisys Corp. (a)............         554,154        2,621,148
Western Union Co. ..........         891,924       21,655,915
                                               --------------
                                                  137,833,800
                                               --------------


OFFICE ELECTRONICS -- 0.6%
Xerox Corp. ................       1,106,703       17,917,522
                                               --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 13.7%
Advanced Micro Devices, Inc.
  (a).......................         795,539        5,966,542
Altera Corp. ...............         425,121        8,213,338
Analog Devices, Inc. .......         372,296       11,801,783
Applied Materials, Inc. ....       1,621,577       28,799,208
Broadcom Corp. (Class A)
  (a).......................         568,216       14,853,166
Intel Corp. ................       6,693,485      178,448,310
KLA-Tencor Corp. ...........         224,688       10,820,974
Linear Technology Corp. ....         280,540        8,929,588
LSI Logic Corp. (a).........         956,545        5,079,254
MEMC Electronic Materials,
  Inc. (a)..................         270,942       23,975,658
Microchip Technology,
  Inc. .....................         269,936        8,481,389
Micron Technology, Inc.
  (a).......................         977,074        7,083,786
National Semiconductor
  Corp. ....................         302,936        6,858,471
Novellus Systems, Inc. (a)..         162,116        4,469,538
NVIDIA Corp. (a)............         658,089       22,388,188
Teradyne, Inc. (a)..........         274,967        2,843,159
Texas Instruments, Inc. ....       1,624,094       54,244,740
Xilinx, Inc. ...............         372,121        8,138,286
                                               --------------
                                                  411,395,378
                                               --------------


SOFTWARE -- 18.7%
Adobe Systems, Inc. (a).....         675,439       28,861,508
Autodesk, Inc. (a)..........         279,944       13,930,013
BMC Software, Inc. (a)......         246,078        8,770,220
CA, Inc. ...................         479,411       11,961,304
Citrix Systems, Inc. (a)....         237,984        9,045,772
Compuware Corp. (a).........         415,436        3,689,072
Electronic Arts, Inc. (a)...         373,905       21,839,791
Intuit, Inc. (a)............         405,758       12,826,010
Microsoft Corp. ............       9,210,483      327,893,195
Novell, Inc. (a)............         515,884        3,544,123
Oracle Corp. (a)............       4,549,079      102,718,204
Symantec Corp. (a)..........       1,040,640       16,795,930
                                               --------------
                                                  561,875,142
                                               --------------


WIRELESS TELECOMMUNICATION SERVICES -- 2.1%
American Tower Corp. (Class
  A) (a)....................         482,003       20,533,328
Sprint Nextel Corp. ........       3,314,054       43,513,529
                                               --------------
                                                   64,046,857
                                               --------------

TOTAL COMMON STOCKS --
  (Cost $3,021,949,263).....                    3,005,645,858
                                               --------------

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
SHORT TERM INVESTMENTS --  0.6%
MONEY MARKET FUND --  0.6%
Federated Prime Obligations
  Fund......................           3,065   $        3,065
STIC Prime Portfolio........      17,935,842       17,935,842
                                               --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $17,938,907)........                       17,938,907
                                               --------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $3,039,888,170).....                    3,023,584,765
OTHER ASSETS AND
  LIABILITIES -- (0.5)%.....                      (14,247,241)
                                               --------------
NET ASSETS -- 100.0%........                   $3,009,337,524
                                               ==============




   (a) Non-income producing security

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.9%
ELECTRIC UTILITIES -- 58.0%
Allegheny Energy, Inc. .....         911,010   $   57,949,346
American Electric Power Co.,
  Inc. .....................       2,192,624      102,088,573
Duke Energy Corp. ..........       6,912,859      139,432,366
Edison International........       1,787,208       95,383,291
Entergy Corp. ..............       1,065,731      127,376,169
Exelon Corp. ...............       3,617,590      295,340,048
FirstEnergy Corp. ..........       1,672,171      120,964,850
FPL Group, Inc. ............       2,231,610      151,258,526
Pepco Holdings, Inc. .......       1,093,662       32,077,106
Pinnacle West Capital
  Corp. ....................         547,896       23,236,269
PPL Corp. ..................       2,040,186      106,273,289
Progress Energy, Inc. ......       1,420,809       68,809,780
Southern Co. ...............       4,159,629      161,185,624
                                               --------------
                                                1,481,375,237
                                               --------------

GAS UTILITIES -- 2.4%
Nicor, Inc. ................         248,933       10,542,313
Questar Corp. ..............         946,980       51,231,618
                                               --------------
                                                   61,773,931
                                               --------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 7.8%
AES Corp. (a)...............       3,668,517       78,469,579
Constellation Energy Group,
  Inc. .....................         990,120      101,517,003
Dynegy, Inc. (Class A)(a)...       2,707,113       19,328,787
                                               --------------
                                                  199,315,369
                                               --------------


MULTI-UTILITIES -- 31.7%
Ameren Corp. ...............       1,138,798       61,734,240
CenterPoint Energy, Inc. ...       1,754,458       30,053,866
CMS Energy Corp. ...........       1,239,226       21,537,748
Consolidated Edison, Inc. ..       1,487,425       72,660,711
Dominion Resources, Inc. ...       3,205,754      152,113,027
DTE Energy Co. .............         900,814       39,599,783
Integrys Energy Group,
  Inc. .....................         418,041       21,608,539
NiSource, Inc. .............       1,497,626       28,290,155
PG&E Corp. .................       1,939,618       83,578,140
Public Service Enterprise
  Group, Inc. ..............       1,394,806      137,025,742
Sempra Energy...............       1,433,747       88,720,264
TECO Energy, Inc. ..........       1,161,529       19,989,914
Xcel Energy, Inc. ..........       2,303,184       51,982,862
                                               --------------
                                                  808,894,991
                                               --------------

TOTAL COMMON STOCKS --
  (Cost $2,529,436,863).....                    2,551,359,528
                                               --------------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
STIC Prime Portfolio
  (Cost $18,633,698)........      18,633,698       18,633,698
                                               --------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $2,548,070,561).....                    2,569,993,226
OTHER ASSETS AND LIABILITIES
  -- (0.6)%.................                      (14,445,717)
                                               --------------
NET ASSETS  -- 100.0%.......                   $2,555,547,509
                                               ==============




   (a) Non-income producing security

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES:

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Investments in open-end investment companies are valued at their net asset value each business day. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees. In these cases, a Select Sector SPDR Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements. Management does not anticipate SFAS 157 will have a material impact on the Select Sector SPDR Funds' financial statements.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2007 were as follows:

                                                                 GROSS         GROSS     NET UNREALIZED
                                               IDENTIFIED     UNREALIZED    UNREALIZED    APPRECIATION
                                                  COST       APPRECIATION  DEPRECIATION  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR
  Fund                                       $  863,902,573  $  1,000,388  $151,002,093   $(150,001,705)
Consumer Staples Select Sector SPDR Fund      2,159,517,275    97,908,703    57,026,157      40,882,546
Energy Select Sector SPDR Fund                7,293,318,713   161,591,057    79,474,590      82,116,467
Financial Select Sector SPDR Fund             5,813,643,164     9,945,306   613,496,799    (603,551,493)
Health Care Select Sector SPDR Fund           2,541,943,053   103,975,762   214,201,517    (110,225,755)
Industrial Select Sector SPDR Fund            1,737,748,927    23,511,717   118,379,426     (94,867,709)
Materials Select Sector SPDR Fund             1,567,702,560    23,777,410   139,356,361    (115,578,951)
Technology Select Sector SPDR Fund            3,039,888,170   251,317,128   267,620,533     (16,303,405)
Utilities Select Sector SPDR Fund             2,548,070,561    76,467,790    54,545,125      21,922,665


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:  /s/ Gary L. French
     ------------------
     Gary L. French
     President

By:  /s/ Chad C. Hallett
     -------------------
     Chad C. Hallett
     Treasurer

Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Gary L. French
     ------------------
     Gary L. French
     President

By:  /s/ Chad C. Hallett
     ------------------
     Chad C. Hallett
     Treasurer

Date: February 25, 2008